Stock Awards and Stock-Based Compensation - Fair value of options granted (Details) - Options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock Awards and Stock-Based Compensation
Expected dividend yield	0.00%	0.00%
Expected term	3 years	3 years
Maximum
Stock Awards and Stock-Based Compensation
Fair value of Class A Shares of Common Stock	$ 3.57	$ 22.90
Exercise Price		$ 3.75
Risk free interest rate	4.27%	4.38%
Expected volatility	96.45%	104.50%
Minimum
Stock Awards and Stock-Based Compensation
Fair value of Class A Shares of Common Stock	$ 1.60	$ 3.05
Exercise Price		$ 3.10
Risk free interest rate	3.82%	1.25%
Expected volatility	85.88%	52.80%